Interim Condensed Consolidated Statements of Operations And Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 5,261,469	$ 4,646,389
Cost of revenues	(3,793,049)	(2,994,601)
Gross profit	1,468,420	1,651,788
Operating expenses:
Selling expenses	(53,764)	(125,535)
General and administrative expenses	(1,003,686)	(1,512,909)
Research and development expenses	(409,623)	(288,182)
Total operating expenses	(1,467,073)	(1,926,626)
Income (loss) from operations	1,347	(274,838)
Other income (expenses):
Government subsidies	64,728
Interest income	688	579
Interest expense	(22,518)	(15,749)
Other-than-temporary impairment	(1,356,618)
Other income, net	16,812	16,618
Total other (expenses) income, net	(1,296,908)	1,448
Loss before income taxes	(1,295,561)	(273,390)
Income tax (expenses) benefit	(61,212)	7,548
Net loss	(1,356,773)	(265,842)
Comprehensive loss
Net loss	(1,356,773)	(265,842)
Foreign currency translation loss	30,304	(12,400)
Total comprehensive loss	$ (1,326,469)	$ (278,242)
Loss per share
Basic (in Dollars per share)	$ (0.2)	$ (0.05)
Diluted (in Dollars per share)	$ (0.2)	$ (0.05)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	6,839,600	5,448,846
Diluted (in Shares)	6,839,600	5,448,846